Leases, Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Leases, Commitments and Contingencies

9. Leases, Commitments and Contingencies

The Company has elected in accordance with ASC 842-20-25-2 an accounting policy to not record short-term leases, defined as those with terms of 12 months or less, on the Condensed Balance Sheets. Rent expense recorded under leases, for financial statement purposes, is recognized on a straight-line basis over the lease term based on the most recent contractual terms available.

As of December 31, 2021, the Company had entered into two short-term lease agreements for lab and office space. The Company opted on March 30, 2022, to extend the lease term for one of its leases for lab and office space, with a commencement date for the lease extension on May 1, 2022. The extended lease term was 126 months and was accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and tenant improvement allowance receivable with a combined total of $2,799 thousand and a lease liability of $2,799 thousand were recorded at the time of the extension. This lease was terminated as of July 31, 2022, and the remaining balances of the right-of-use asset, tenant improvement allowance receivable, and lease liability were written off.

The Company expanded the scope and extended for six months the term for the remaining lease for temporary lab and office space on July 1, 2022, then further expanded the scope on August 1, 2022, and October 7, 2022, which increased the monthly license fee to $15 thousand per month. In January 2023, the Company extended this lease for an additional six months and it expired at the end of June 2023. This lease for temporary lab and office space was accounted for as a short-term lease.

In October 2022, the Company entered into a lease agreement for office space with a term of 62 months, which expires on November 30, 2027. This lease will be accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and lease liability of $2,293 thousand each were recorded at inception of the lease term using a discount rate of 7.5%.

In June 2023, the Company entered into a new lease for temporary lab and office space for its research operations. This lease has a term of 12 months and monthly rent of $6 thousand and will be accounted for as a short-term lease. This lease commenced in August 2023. In September 2023, the Company entered into an amendment of this lease to additional space, and the monthly rent increased to $7 thousand.

Rent expense for the nine months ended September 30, 2023 and 2022, was $504 thousand and $198 thousand, respectively. As of September 30, 2023, noncancelable lease payments under operating leases were $2,104 thousand and noncancelable lease payments under short-term leases were $65 thousand.

As of September 30, 2023, future minimum payments during the remaining period and the next five years are as follows (in thousands):

(in thousands of dollars)
2023	$86
2024	477
2025	488
2026	544
2027	509
Thereafter	—
Total lease payments	2,104
Less: imputed interest	(304)
Total lease liabilities	1,800
Less: current lease liabilities	(353)
Total non-current lease liabilities	$1,447

9. Leases, Commitments and Contingencies

Effective January 1, 2020, the Company adopted ASU 2016-02, Leases (Topic 842) to account for the Company’s leases. The Company elected to apply the short-term lease practical expedient upon adoption. Due to the short-term nature of the leases, the Company elected an accounting policy to not record short-term leases on the Balance Sheets. ASC 842-20-25-2 allows a lessee to elect an accounting policy to not record short-term leases, defined as those with terms of 12 months or less, on the balance sheet. In accordance with GAAP, rent expense for financial statement purposes was recognized on a straight-line basis over the lease term based on the most recent contractual terms available.

As of December 31, 2021, the Company had entered into two short-term lease agreements for lab and office space. The Company opted on March 30, 2022, to extend the lease term for one of its leases for lab and office space, with a commencement date for the lease extension on May 1, 2022. The extended lease term was 126 months and was accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and tenant improvement allowance receivable with a combined total of $2,799 thousand and a lease liability of $2,799 thousand were recorded at the time of the extension. This lease was terminated as of July 31, 2022, and the remaining balances of the right-of-use asset, tenant improvement allowance receivable, and lease liability were written off.

The Company expanded the scope and extended for six months the term for the remaining lease for temporary lab and office space on July 1, 2022, and then further expanded the scope on August 1, 2022, and October 7, 2022. The monthly license fee increased to $15 thousand per month. This lease for temporary lab and office space will continue to be accounted for as a short-term lease.

In October 2022, the Company entered into a lease agreement for office space with a term of 62 months, which expires on November 30, 2027. This lease will be accounted for as an operating lease under the ASC 842 guidance for lease accounting. A right-of-use lease asset and lease liability of $2,293 thousand each were recorded at inception of the lease term using a discount rate of 7.5%.

Rent expense under operating leases for the years ended December 31, 2022 and 2021, was $392 thousand and $26 thousand, respectively. As of December 31, 2022, noncancelable lease payments were $2,484 thousand.

Maturities of operating lease liabilities as of December 31, 2022, were as follows:

(in thousands of dollars)
2023	$466
2024	477
2025	488
2026	544
2027	509
Thereafter	—
Total lease payments	2,484
Less: imputed interest	(411)
Total lease liabilities	2,073
Less: current lease liabilities	(326)
Total non-current lease liabilities	$1,747